Share-based payments	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Share-based payments
19. Share-based payments
Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit plan for directors (“Restricted Stock Units Plan for Directors), and the long-term incentive plan for executives (“LTI Plan Executives”). For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2
Share-based Payment
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled. There were no significant changes to the terms and conditions of the programs disclosed in the annual consolidated financial statements for the year ended 31 December 2020.
Share-based payment transactions resulted in a total expense of 345m US dollar for the six-month
period ended 30 June 2021, of which 73m US dollar were reported in non-underlying
items representing the IFRS 2 cost related to the Zenzele Kabili scheme. For more details, refer to Note 17
Changes in equity and earnings per share
.
Share-based payment transactions resulted in an income of 18m US dollar for the six-month
period ended 30 June 2020.
During the
six-month
period ended 30 June 2020, as a result of the
COVID-19
pandemic, the company reversed accrued cost for performance-related LTIs for which the conditions would not be met.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
During the
six-month
period ended 30 June 2021, AB InBev issued 0.2m matching restricted stock units in relation to bonuses granted to company employees and management (30 June 2020: 0.1m matching restricted stock units). These matching restricted stock units represent a fair value of approximately 9m US dollar (30 June 2020: 2m US dollar).
Restricted Stock Units Plan for Directors
During the
six-month
period ended 30 June 2021, 0.1m restricted stock units with an estimated fair value of 4m US dollar were granted to directors (30 June 2020: 0.1m with an estimated fair value of approximately 4m US dollar).
Annual and Exceptional LTI Plans for Executives
During the
six-month
period ended 30 June 2021, no LTI stock options were granted to Executives (30 June 2020: 34.3m LTI stock options were granted with an estimated fair value of 241m US dollar, out of which, 3.6m stock options were granted to members of the Executive Committee).

During the
six-month
period ended 30 June 2021, AB InBev issued 0.2m Restricted Stock Units with an estimated fair value of 9m US dollar under this plan (30 June 2020: nil). Out of these Restricted Stock Units, 0.1m Restricted Stock Units were granted to members of the Executive Committee (30 June 2020: nil).
Recurring LTI Restricted Stock Units Plans for Executives
During the
six-month
period ended 30 June 2021, approximately 4 thousand discretionary restricted stock units were granted to a selected number of employees with an estimated fair value of less than 1m US dollar (30 June 2020: 6.9m discretionary restricted stock units with an estimated fair value of 301m US dollar).
During the
six-month
period ended 30 June 2021, employees purchased approximately 1 thousand shares under the People bet share purchase program for the equivalent of less than 1m US dollar (30 June 2020: approximately 6 thousand shares for the equivalent of less than 1m US dollar).
Performance related incentive plan for ZX Ventures
During the
six-month
period ended 30 June 2021, 1.0m performance units were granted to senior management of ZX Ventures (30 June 2020: nil).
AMBEV SHARE-BASED COMPENSATION PROGRAMS
In the
six-month
period ended 30 June 2021, 30 thousand deferred stock units were granted with estimated fair value of less than 1m US dollar (30 June 2020: nil) under the 2005 Share-based compensation plan.
Under the 2018 Share-based compensation plan, Ambev issued 2m restricted stock units in the six-month
period ended 30 June 2021 with an estimated fair value of 5m US dollar (30 June 2020: 1.6m restricted stock units with an estimated fair value of 6m US dollar).
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Budweiser APAC has five Share Award Schemes:
LTI Stock Option Plans for Executives
In the
six-month
period ended 30 June 2021, no stock options were granted (30 June 2020: 69.7m LTI stock options with an estimated fair value of 52m US dollar).
Discretionary Restricted Stock Units Plan
In the
six-month
period ended 30 June 2021, no restricted stock units were granted under this program (30 June 2020: 29.7m restricted stock units with an estimated fair value of 84m US dollar).
Share-Based Compensation Plan
In the
six-month
period ended 30 June 2021, Budweiser APAC issued 0.1m matching restricted stock units in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of less than 1m US dollar (30 June 2020: 0.2m matching restricted stock units with a fair value of approximately 1m US dollar).
New Restricted Stock Units Plan
During the
six-month
period ended 30 June 2021, 0.6m restricted stock units with an estimated fair value of 2m US dollar were granted under this program to a selected number of employees (30 June 2020: nil).
People Bet Plan
During the
six-month
period ended 30 June 2021, no restricted stock units were granted under this program (30 June 2020: 0.6m restricted stock units with an estimated fair value of 2m US dollar were granted to a selected number of employees).